Restatement of Previously Issued Financial Statements (Details) - CIK 0001822888 Virtuoso Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
stockholders' equity	$ 5,000,000
Net tangible assets	5,000,001
Shares not subject to redemption	$ 5,000,000